Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

November 30, 2011

Dates Covered
Collections Period	11/01/11 - 11/30/11
Interest Accrual Period	11/15/11 - 12/14/11
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/11	409,176,654.94	34,913
Yield Supplement Overcollateralization Amount at 10/31/11	17,907,479.45	0

Receivables Balance at 10/31/11	427,084,134.39	34,913
Principal Payments	19,212,801.47	778
Defaulted Receivables	314,079.98	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/11	16,695,210.32	0

Pool Balance at 11/30/11	390,862,042.62	34,115

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	3,496,300.41	301
Past Due 61-90 days	980,909.44	76
Past Due 91 + days	148,319.21	14

Total	4,625,529.06	391

Total 31+ Delinquent as % Ending Pool Balance	1.18%

Recoveries	150,829.22

Aggregate Net Losses - November 2011	163,250.76

Overcollateralization Target Amount	23,451,722.56
Actual Overcollateralization	23,451,722.56

Weighted Average APR	4.39%
Weighted Average APR, Yield Adjusted	7.51%
Weighted Average Remaining Term	36.86

Flow of Funds	$ Amount
Collections	20,870,936.49
Advances	1,986.19
Investment Earnings on Cash Accounts	1,878.87
Servicing Fee	(355,903.45)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	20,518,898.10

Distributions of Available Funds
(1) Class A Interest	537,508.75
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	17,215,735.58
(7) Distribution to Certificateholders	2,684,318.97
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	20,518,898.10

Servicing Fee	355,903.45
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 11/15/11	384,626,055.64
Principal Paid	17,215,735.58
Note Balance @ 12/15/11	367,410,320.06

Class A-1
Note Balance @ 11/15/11	0.00
Principal Paid	0.00
Note Balance @ 12/15/11	0.00
Note Factor @ 12/15/11	0.0000000%

Class A-2
Note Balance @ 11/15/11	0.00
Principal Paid	0.00
Note Balance @ 12/15/11	0.00
Note Factor @ 12/15/11	0.0000000%

Class A-3
Note Balance @ 11/15/11	154,624,055.64
Principal Paid	17,215,735.58
Note Balance @ 12/15/11	137,408,320.06
Note Factor @ 12/15/11	57.0159004%

Class A-4
Note Balance @ 11/15/11	198,106,000.00
Principal Paid	0.00
Note Balance @ 12/15/11	198,106,000.00
Note Factor @ 12/15/11	100.0000000%

Class B
Note Balance @ 11/15/11	31,896,000.00
Principal Paid	0.00
Note Balance @ 12/15/11	31,896,000.00
Note Factor @ 12/15/11	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	618,843.55
Total Principal Paid	17,215,735.58

Total Paid	17,834,579.13

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	172,663.53
Principal Paid	17,215,735.58

Total Paid to A-3a Holders	17,388,399.11

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6748552
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.7739346

Total Distribution Amount	19.4487898

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7164462
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	71.4345875

Total A-3 Distribution Amount	72.1510337

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/11	38,574.29
Balance as of 11/30/11	40,560.48
Change	1,986.19
Reserve Account
Balance as of 11/15/11	2,345,271.93
Investment Earnings	197.64

Investment Earnings Paid	(197.64)
Deposit/(Withdrawal)	—
Balance as of 12/15/11	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93